Financial Instruments	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Financial instruments

Note 6. Financial instruments

The classification of financial instruments is presented in the following table. There are no financial instruments classified in categories other than those reported:

	Classification	Level	June 30, 2025	December 31, 2024
Financial liabilities:
Derivative warrants (note 15)	FVTPL	Level 1	4,637	7,663
Exposure premium - debentures (note 13)	FVTPL	Level 3	2,940	2,940
Deferred consideration on acquisitions (note 5)	Amortized cost		266,577	277,183
Loans and financing (note 11)	Amortized cost		1,259	2,887
Debentures (note 13)	Amortized cost		20,697	40,740
Related parties (note 6)	Amortized cost		1,252	1,078

Gains and losses on financial instruments that are measured at FVTPL are recognized as financial income or expense in the statement of profit or loss for the period. The carrying amount of the Group’s financial assets approximates fair value as of June 30, 2025, and December 31, 2024.

Financial risk management

Liquidity risk

Liquidity risk is the risk in which the Group will encounter difficulties in complying with the obligations associated with its financial liabilities that are settled with cash payments or other financial assets. The approach of the Group in liquidity management is to ensure, as much as possible, that it always has sufficient liquidity to meet its obligations, under normal conditions, without causing unacceptable losses or with the risk of harming the Group’s reputation. The Group does not expect the timing of occurrence of the cash flows estimated through the maturity date analysis will be significantly earlier, nor expect the actual cash flow amounts will be significantly different, although actual payments may vary depending on market conditions and the Group’s future performance. The table below analyzes the Group’s financial liabilities by maturity ranges corresponding to the remaining period between the balance sheet date and the contractual maturity date. There are no financial liabilities exceeding three years, as the failure of the Group to meet covenants associated with the outstanding debentures resulted in the acceleration of the maturity of the debentures (see note 13 for additional information).

	June 30, 2025
	Less than 1 year	1 to 3 years	Total Liabilities
Accounts payable to suppliers	47,698	-	47,698
Other liabilities	872	-	872
Loans and financing	392	867	1,259
Debentures(i)	20,697	-	20,697
Deferred and contingent consideration	266,577	-	266,577
Lease liabilities	573	1,363	1,936
Related parties	1,252	-	1,252
Total	338,061	2,230	340,291

	December 31, 2024
	Less than 1 year	1 to 3 years	Total Liabilities
Accounts payable to suppliers	61,284	-	61,284
Other liabilities	775	-	775
Loans and financing	2,512	375	2,887
Debentures(i)	40,740	-	40,740
Deferred and contingent consideration	277,183	-	277,183
Lease liabilities	773	1,118	1,891
Related parties	1,078	-	1,078
Total	384,345	1,493	385,838

(i)	The Company was not in compliance with the related financial covenants under the debentures as of June 30, 2025, and the amounts owed under the debentures are classified as current. Contractual principal payments are due quarterly beginning in May 2023 with final maturity in May 2026, as follows:

	Less than 1 year	1 to 3 years	3 to 5 years	Total Liabilities	June 30, 2025
Debentures	20,697	-	-	20,697	20,697